INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 132	$ 506
Federal net operating loss carryforwards	229,500	220,200
State net operating loss carryforwards	$ 145,500	$ 146,400